CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income	$ 3,235	$ 1,853
Other income and gains	(2,386)	(1,247)
Distributions in excess of (less than) equity accounted earnings	1,552	(641)
Fair value changes	1,522	2,520
Depreciation and amortization	10,379	9,737
Deferred income taxes	(771)	(341)
Proceeds from (purchases of) residential inventory	564	(108)
Net change in working capital	(3,137)	(4,204)
Cash flows from (used in) operating activities	10,958	7,569
Financing activities
Corporate borrowings arranged	1,864	2,082
Corporate borrowings repaid	(1,118)	(571)
Commercial paper and borrowings, net	(767)	736
Non-recourse borrowings arranged	118,622	109,844
Non-recourse borrowings repaid	(95,596)	(84,288)
Non-recourse credit facilities arranged and repaid, net	2,269	(24)
Subsidiary equity obligations issued and redeemed, net	317	648
Deposits From Related Party	1,583	1,471
Deposit From Related Parties Repaid	(1,210)	(1,121)
Capital provided by non-controlling interests	19,537	13,444
Capital repaid to non-controlling interests	(8,057)	(4,365)
Proceeds from issue of preference shares	175	0
Other financing activities, net	1,821	1,564
(Settlement) Receipt of deferred consideration	(390)	68
Common shares issued	9	19
Distributions to non-controlling interests	(15,465)	(7,815)
Distributions to common and preferred shareholders	(719)	(663)
Cash flows from (used in) financing activities	21,687	26,900
Acquisitions
Investment properties	(6,313)	(11,141)
Property, plant and equipment	(14,752)	(11,172)
Equity accounted investments	(9,365)	(7,074)
Financial assets and other	(16,907)	(11,405)
Acquisition of subsidiaries, net of cash acquired	(18,417)	(6,453)
Dispositions
Investment properties	6,907	4,107
Property, plant and equipment	2,306	2,773
Equity accounted investments	3,221	1,087
Financial assets and other	12,069	8,216
Disposition of subsidiaries, net of cash disposed	10,395	1,049
Restricted cash and deposits	(921)	49
Cash flows from (used in) investing activities	(31,777)	(29,964)
Cash and cash equivalents
Change in cash and cash equivalents	868	4,505
Foreign currency revaluation	252	(461)
Balance, beginning of period	15,051	11,222
Balance, end of period	16,242	15,051
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	71	(215)
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	2,225	2,674
Interest Paid Classified As Supplemental Cash Flow Disclosure	14,516	14,289
Preferred equity
Financing activities
Common shares repurchased	(179)	0
Common shares
Financing activities
Common shares repurchased	$ (1,009)	$ (1,001)